Debt And Other Long-Term Liabilities (Schedule Of Remaining Unamortized Debt Discount Expected To Be Recognized As Non-Cash Interest Expense) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Long-term Debt, Unclassified [Abstract]
Remainder of 2013	$ 1,090
2014	1,540
Total unamortized discount	$ 2,630